Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 45.2%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	2,900	$ 1,071,550

Banks - 2.1%
JPMorgan Chase & Co.	18,500	2,816,255
US Bancorp	28,400	1,570,804

		4,387,059

Beverages - 1.9%
Coca-Cola Co.	28,800	1,518,048
PepsiCo, Inc.	18,000	2,546,100

		4,064,148

Biotechnology - 0.8%
Amgen, Inc.	6,500	1,617,265

Capital Markets - 4.1%
BlackRock, Inc.	4,800	3,619,008
CME Group, Inc.	9,800	2,001,454
Northern Trust Corp.	28,900	3,037,679

		8,658,141

Chemicals - 0.8%
Linde PLC	5,700	1,596,798

Communications Equipment - 1.7%
Cisco Systems, Inc.	67,300	3,480,083

Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	57,100	3,320,365

Electrical Equipment - 1.5%
Emerson Electric Co.	35,700	3,220,854

Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity, Ltd.	15,200	1,962,472

Energy Equipment & Services - 0.6%
Baker Hughes Co.	54,500	1,177,745

Equity Real Estate Investment Trusts - 0.6%
American Tower Corp.	5,000	1,195,300

Food Products - 1.1%
Archer-Daniels-Midland Co.	24,000	1,368,000
Hershey Co.	6,500	1,028,040

		2,396,040

Health Care Equipment & Supplies - 0.7%
Medtronic PLC	12,900	1,523,877

Health Care Providers & Services - 0.5%
AmerisourceBergen Corp.	9,400	1,109,858

Hotels, Restaurants & Leisure - 2.1%
McDonald’s Corp.	11,700	2,622,438
Starbucks Corp.	16,500	1,802,955

		4,425,393

Household Products - 1.4%
Colgate-Palmolive Co.	12,800	1,009,024
Procter & Gamble Co.	14,500	1,963,735

		2,972,759

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 1.6%
3M Co.	12,000	$ 2,312,160
Honeywell International, Inc.	4,700	1,020,229

		3,332,389

Insurance - 2.4%
Aflac, Inc.	36,500	1,868,070
Travelers Cos., Inc.	21,800	3,278,720

		5,146,790

IT Services - 1.4%
Automatic Data Processing, Inc.	6,000	1,130,820
Paychex, Inc.	18,500	1,813,370

		2,944,190

Machinery - 1.4%
Caterpillar, Inc.	12,600	2,921,562

Media - 1.9%
Comcast Corp., Class A	72,000	3,895,920

Metals & Mining - 1.9%
Nucor Corp.	49,000	3,933,230

Multi-Utilities - 0.9%
Dominion Energy, Inc.	25,500	1,936,980

Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	44,700	2,821,911
Johnson & Johnson	22,000	3,615,700
Merck & Co., Inc.	24,000	1,850,160
Pfizer, Inc.	36,500	1,322,395

		9,610,166

Road & Rail - 0.8%
Union Pacific Corp.	8,000	1,763,280

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	13,000	2,016,040
Texas Instruments, Inc.	16,600	3,137,234

		5,153,274

Specialty Retail - 1.9%
Home Depot, Inc.	13,000	3,968,250

Trading Companies & Distributors - 1.0%
Fastenal Co.	40,000	2,011,200

Total Common Stocks (Cost $70,087,229)		94,796,938

	Principal	Value
ASSET-BACKED SECURITIES - 2.7%
BMW Floorplan Master Owner Trust
Series 2018-1, Class A2,
1-Month LIBOR + 0.32%, 0.43% (A), 05/15/2023 (B)	$ 175,000	175,039
Carmax Auto Owner Trust
Series 2018-3, Class A3,
3.13%, 06/15/2023	101,364	102,698
CCG Receivables Trust
Series 2020-1, Class A2,
0.54%, 12/14/2027 (B)	500,000	501,038

Transamerica Series Trust	Page 1

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chase Auto Credit Linked Notes
Series 2020-2, Class B,
0.84%, 02/25/2028 (B)	$ 479,074	$ 479,566
Series 2021-1, Class B,
0.88%, 09/25/2028 (B)	500,000	499,876
Chesapeake Funding II LLC
Series 2017-4A, Class A1,
2.12%, 11/15/2029 (B)	58,691	58,830
Series 2018-1A, Class A1,
3.04%, 04/15/2030 (B)	135,893	136,659
Series 2018-2A, Class A1,
3.23%, 08/15/2030 (B)	55,263	55,967
Series 2018-3A, Class B,
3.62%, 01/15/2031 (B)	100,000	103,577
Series 2020-1A, Class A1,
0.87%, 08/16/2032 (B)	170,567	171,394
CNH Equipment Trust
Series 2019-A, Class A4,
3.22%, 01/15/2026	130,000	136,386
Dell Equipment Finance Trust
Series 2019-2, Class A3,
1.91%, 10/22/2024 (B)	550,000	556,235
Enterprise Fleet Financing LLC
Series 2017-3, Class A3,
2.36%, 05/20/2023 (B)	60,747	61,158
Series 2019-3, Class A2,
2.06%, 05/20/2025 (B)	453,852	460,511
GM Financial Consumer Automobile Receivables Trust
Series 2019-2, Class B,
2.87%, 10/16/2024	350,000	362,613
GreatAmerica Leasing Receivables Funding LLC
Series 2020-1, Class A2,
1.76%, 06/15/2022 (B)	66,217	66,554
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class A3,
0.46%, 08/15/2024 (B)	750,000	750,665
Synchrony Credit Card Master Note Trust
Series 2018-2, Class C,
3.87%, 05/15/2026	500,000	532,491
Verizon Owner Trust
Series 2018-A, Class A1A,
3.23%, 04/20/2023	184,275	186,086
Series 2020-A, Class B,
1.98%, 07/22/2024	150,000	154,094
Wheels SPV 2 LLC
Series 2019-1A, Class A2,
2.30%, 05/22/2028 (B)	231,145	233,088

Total Asset-Backed Securities (Cost $5,752,904)		5,784,525

CORPORATE DEBT SECURITIES - 22.4%
Aerospace & Defense - 0.6%
Boeing Co.
2.20%, 02/04/2026	350,000	348,768
3.63%, 02/01/2031 (C)	200,000	209,090
5.81%, 05/01/2050	150,000	189,151
Northrop Grumman Corp.
2.93%, 01/15/2025	250,000	265,956
Textron, Inc.
2.45%, 03/15/2031	250,000	241,914

		1,254,879

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Air Freight & Logistics - 0.1%
FedEx Corp.
3.80%, 05/15/2025	$ 150,000	$ 164,807

Airlines - 0.5%
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.75%, 10/20/2028 (B)	250,000	271,719
Southwest Airlines Co.
5.13%, 06/15/2027	500,000	574,543
5.25%, 05/04/2025	150,000	170,612

		1,016,874

Banks - 3.0%
Bank of America Corp.
Fixed until 03/11/2026, 1.66% (A), 03/11/2027	200,000	200,196
Fixed until 10/24/2030, 1.92% (A), 10/24/2031, MTN	250,000	235,085
Fixed until 10/01/2024, 3.09% (A), 10/01/2025, MTN	300,000	320,142
Bank of Montreal
3.30%, 02/05/2024, MTN	165,000	176,769
Citigroup, Inc.
Fixed until 04/23/2028, 4.08% (A), 04/23/2029	400,000	444,755
Fifth Third Bancorp
2.55%, 05/05/2027	225,000	233,948
Fifth Third Bank NA
3.35%, 07/26/2021	250,000	251,733
Huntington Bancshares, Inc.
2.55%, 02/04/2030	150,000	150,276
Huntington National Bank
3.55%, 10/06/2023	500,000	537,334
JPMorgan Chase & Co.
Fixed until 02/04/2026, 1.04% (A), 02/04/2027	500,000	487,413
Fixed until 04/01/2025 (D), 4.00% (A) (C)	350,000	346,587
Mitsubishi UFJ Financial Group, Inc.
3.20%, 07/18/2029	200,000	209,762
PNC Bank NA
2.70%, 10/22/2029	125,000	127,194
PNC Financial Services Group, Inc.
3.45%, 04/23/2029	500,000	539,958
Regions Financial Corp.
2.25%, 05/18/2025	250,000	259,316
Royal Bank of Canada
1.15%, 06/10/2025, MTN	500,000	498,676
Truist Bank
2.25%, 03/11/2030	150,000	146,265
Truist Financial Corp.
Fixed until 03/02/2026, 1.27% (A), 03/02/2027, MTN	300,000	296,840
1.95%, 06/05/2030, MTN	200,000	193,391
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (A), 04/30/2026	250,000	257,923
Fixed until 06/02/2027, 2.39% (A), 06/02/2028, MTN	200,000	204,894
Fixed until 03/15/2026 (D), 3.90% (A)	250,000	252,475

		6,370,932

Beverages - 0.1%
Keurig Dr. Pepper, Inc.
3.80%, 05/01/2050	200,000	211,916

Transamerica Series Trust	Page 2

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.1%
AbbVie, Inc.
3.75%, 11/14/2023	$ 225,000	$ 242,329

Building Products - 0.0% (E)
Carrier Global Corp.
3.58%, 04/05/2050	100,000	97,895

Capital Markets - 1.7%
Cboe Global Markets, Inc.
3.65%, 01/12/2027	235,000	258,416
Charles Schwab Corp.
Fixed until 12/01/2030 (D), 4.00% (A)	550,000	539,907
Goldman Sachs BDC, Inc.
2.88%, 01/15/2026	200,000	202,061
Goldman Sachs Group, Inc.
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	500,000	536,377
Intercontinental Exchange, Inc.
2.35%, 09/15/2022	300,000	307,485
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050 (B)	250,000	246,755
Morgan Stanley
Fixed until 04/28/2031, 1.93% (A), 04/28/2032, MTN	250,000	234,648
Fixed until 04/28/2025, 2.19% (A), 04/28/2026	125,000	129,105
3.88%, 01/27/2026, MTN	250,000	277,866
NASDAQ, Inc.
1.65%, 01/15/2031	750,000	686,225
State Street Corp.
Fixed until 11/01/2029, 3.03% (A), 11/01/2034	125,000	128,854

		3,547,699

Chemicals - 0.6%
DuPont de Nemours, Inc.
4.73%, 11/15/2028	175,000	203,481
E.I. du Pont de Nemours & Co.
1.70%, 07/15/2025	100,000	101,626
LYB International Finance III LLC
3.63%, 04/01/2051	200,000	196,448
Nutrition & Biosciences, Inc.
1.83%, 10/15/2027 (B)	250,000	244,299
3.47%, 12/01/2050 (B)	500,000	488,520

		1,234,374

Construction & Engineering - 0.2%
Quanta Services, Inc.
2.90%, 10/01/2030	450,000	456,325

Construction Materials - 0.2%
Vulcan Materials Co.
3.50%, 06/01/2030	425,000	455,394

Consumer Finance - 0.5%
American Express Co.
2.50%, 08/01/2022	200,000	205,374
Capital One Financial Corp.
3.30%, 10/30/2024	500,000	538,847
John Deere Capital Corp.
1.75%, 03/09/2027, MTN	200,000	201,865
Synchrony Financial
3.70%, 08/04/2026	100,000	107,501

		1,053,587

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.5%
WRKCo, Inc.
3.00%, 06/15/2033	$ 300,000	$ 303,684
3.75%, 03/15/2025	300,000	327,465
3.90%, 06/01/2028	325,000	358,339

		989,488

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	350,000	339,792
4.50%, 09/15/2023	200,000	215,112
4.63%, 10/15/2027	250,000	274,101
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	100,000	108,821
USAA Capital Corp.
2.13%, 05/01/2030 (B)	150,000	147,108

		1,084,934

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
2.25%, 02/01/2032	400,000	380,133
4.75%, 05/15/2046	75,000	85,719
Verizon Communications, Inc.
3.70%, 03/22/2061	250,000	245,708
3.88%, 02/08/2029 (C)	250,000	277,947
4.33%, 09/21/2028	478,000	547,050
4.40%, 11/01/2034	300,000	342,617

		1,879,174

Electric Utilities - 0.3%
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	200,000	185,777
Duke Energy Corp.
3.75%, 09/01/2046	250,000	250,714
Interstate Power & Light Co.
3.50%, 09/30/2049	225,000	220,824

		657,315

Electronic Equipment, Instruments & Components - 0.1%
Vontier Corp.
1.80%, 04/01/2026 (B)	200,000	198,956

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	292,000	317,659
4.00%, 12/21/2025 (B)	20,000	22,116

		339,775

Entertainment - 0.1%
Walt Disney Co.
3.80%, 03/22/2030	150,000	166,691

Equity Real Estate Investment Trusts - 0.5%
Brixmor Operating Partnership, LP
3.65%, 06/15/2024	250,000	268,931
Healthpeak Properties, Inc.
3.25%, 07/15/2026	350,000	377,941
Host Hotels & Resorts, LP
3.50%, 09/15/2030 (C)	250,000	250,135
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	225,000	223,005

		1,120,012

Transamerica Series Trust	Page 3

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing - 0.6%
7-Eleven, Inc.
1.80%, 02/10/2031(B)	$ 325,000	$ 303,264
2.50%, 02/10/2041(B)	250,000	225,647
Sysco Corp.
5.95%, 04/01/2030	150,000	187,524
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	250,000	268,915
4.50%, 11/18/2034	300,000	333,477

		1,318,827

Food Products - 0.6%
General Mills, Inc.
2.88%, 04/15/2030 (C)	75,000	77,373
Hershey Co.
0.90%, 06/01/2025	350,000	346,780
Hormel Foods Corp.
1.80%, 06/11/2030	150,000	143,972
Mars, Inc.
2.38%, 07/16/2040 (B)	350,000	320,137
3.95%, 04/01/2049 (B)	300,000	336,892

		1,225,154

Gas Utilities - 0.1%
Eastern Energy Gas Holdings LLC
3.00%, 11/15/2029	250,000	259,198

Health Care Providers & Services - 1.1%
Anthem, Inc.
2.38%, 01/15/2025	400,000	417,929
Cigna Corp.
4.38%, 10/15/2028	50,000	56,937
4.90%, 12/15/2048	100,000	122,141
CVS Health Corp.
2.63%, 08/15/2024	400,000	422,049
5.13%, 07/20/2045	250,000	305,279
Health Care Service Corp.
2.20%, 06/01/2030 (B)	350,000	344,302
UnitedHealth Group, Inc.
3.70%, 08/15/2049	500,000	541,623

		2,210,260

Hotels, Restaurants & Leisure - 0.6%
Expedia Group, Inc.
3.25%, 02/15/2030	600,000	604,296
McDonald’s Corp.
2.13%, 03/01/2030, MTN	200,000	195,132
4.20%, 04/01/2050, MTN	75,000	84,925
4.88%, 12/09/2045, MTN	250,000	301,839

		1,186,192

Household Products - 0.1%
Kimberly-Clark Corp.
3.10%, 03/26/2030	200,000	214,814

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.
3.50%, 12/01/2024	200,000	216,792
General Electric Co.
3.45%, 05/01/2027	125,000	135,728

		352,520

Insurance - 1.5%
Aflac, Inc.
3.63%, 11/15/2024	300,000	330,222
4.75%, 01/15/2049	250,000	308,962

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
American International Group, Inc.
4.75%, 04/01/2048	$ 300,000	$ 356,278
Athene Global Funding
1.45%, 01/08/2026 (B)	500,000	491,850
Belrose Funding Trust
2.33%, 08/15/2030 (B) (C)	250,000	240,604
Empower Finance, LP
3.08%, 09/17/2051 (B)	350,000	325,558
Five Corners Funding Trust II
2.85%, 05/15/2030 (B)	250,000	257,472
Liberty Mutual Group, Inc.
3.95%, 05/15/2060 (B)	100,000	100,728
MetLife, Inc.
Fixed until 09/15/2025 (D), 3.85% (A)	300,000	309,750
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (A), 10/01/2050	250,000	252,800
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050 (B)	200,000	193,975

		3,168,199

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
2.80%, 08/22/2024	300,000	321,214
eBay, Inc.
1.90%, 03/11/2025	150,000	153,835

		475,049

IT Services - 0.5%
Broadridge Financial Solutions, Inc.
2.90%, 12/01/2029	450,000	460,194
Fiserv, Inc.
3.50%, 07/01/2029	400,000	431,171
Western Union Co.
2.85%, 01/10/2025	150,000	157,184

		1,048,549

Machinery - 0.2%
Otis Worldwide Corp.
2.57%, 02/15/2030	175,000	176,138
Xylem, Inc.
2.25%, 01/30/2031	350,000	343,155

		519,293

Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	200,000	180,499
Comcast Corp.
3.40%, 04/01/2030	50,000	54,097
4.15%, 10/15/2028	350,000	400,436
Discovery Communications LLC
5.00%, 09/20/2037	250,000	292,745

		927,777

Oil, Gas & Consumable Fuels - 2.3%
BP Capital Markets America, Inc.
3.12%, 05/04/2026	200,000	215,195
ConocoPhillips Co.
4.15%, 11/15/2034	129,000	143,140
Energy Transfer Operating, LP
5.25%, 04/15/2029	100,000	113,763

Transamerica Series Trust	Page 4

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC
3.75%, 02/15/2025	$ 400,000	$ 438,188
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	247,483
Kinder Morgan, Inc.
5.55%, 06/01/2045	350,000	415,326
Marathon Petroleum Corp.
3.80%, 04/01/2028	300,000	324,036
4.70%, 05/01/2025	200,000	225,377
MPLX, LP
2.65%, 08/15/2030	400,000	391,695
4.80%, 02/15/2029	150,000	171,772
Phillips 66
2.15%, 12/15/2030 (C)	500,000	472,649
4.65%, 11/15/2034	400,000	457,672
Pioneer Natural Resources Co.
2.15%, 01/15/2031	225,000	211,094
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	175,000	196,256
Valero Energy Corp.
6.63%, 06/15/2037	250,000	324,659
Valero Energy Partners, LP
4.50%, 03/15/2028	400,000	443,561

		4,791,866

Personal Products - 0.0% (E)
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	75,000	77,223

Pharmaceuticals - 0.9%
Royalty Pharma PLC
2.20%, 09/02/2030 (B)	400,000	381,430
3.55%, 09/02/2050 (B)	400,000	379,997
Viatris, Inc.
2.70%, 06/22/2030 (B)	350,000	345,964
Zoetis, Inc.
3.00%, 09/12/2027 - 05/15/2050	700,000	724,606

		1,831,997

Road & Rail - 0.4%
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026 (B) (C)	350,000	334,637
Norfolk Southern Corp.
3.25%, 12/01/2021	400,000	404,757

		739,394

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.
4.15%, 11/15/2030	175,000	189,088
Intel Corp.
3.73%, 12/08/2047	400,000	429,602
Lam Research Corp.
1.90%, 06/15/2030	150,000	145,267
Micron Technology, Inc.
2.50%, 04/24/2023	200,000	207,228
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.15%, 05/01/2027 (B)	75,000	79,657

		1,050,842

Software - 0.6%
Citrix Systems, Inc.
4.50%, 12/01/2027	70,000	79,661
Intuit, Inc.
1.65%, 07/15/2030	250,000	236,934

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Oracle Corp.
3.95%, 03/25/2051	$ 500,000	$ 512,705
4.00%, 07/15/2046	325,000	333,825

		1,163,125

Specialty Retail - 0.6%
Advance Auto Parts, Inc.
1.75%, 10/01/2027	250,000	245,439
Home Depot, Inc.
3.35%, 04/15/2050	125,000	129,223
Lowe’s Cos., Inc.
3.00%, 10/15/2050	450,000	417,773
Tractor Supply Co.
1.75%, 11/01/2030	500,000	460,924

		1,253,359

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp.
8.35%, 07/15/2046 (B)	75,000	113,847

Textiles, Apparel & Luxury Goods - 0.0% (E)
NIKE, Inc.
2.85%, 03/27/2030	75,000	78,943

Trading Companies & Distributors - 0.2%
Air Lease Corp.
2.88%, 01/15/2026, MTN	500,000	518,589

Total Corporate Debt Securities (Cost $45,173,468)		47,068,373

MORTGAGE-BACKED SECURITIES - 1.2%
Bunker Hill Loan Depositary Trust
Series 2020-1, Class A1,
1.72% (A), 02/25/2055 (B)	403,273	409,152
JPMorgan Mortgage Trust
Series 2021-1, Class A3,
2.50%(A), 06/25/2051(B)	734,727	743,107
Series 2021-3, Class A3,
2.50%(A), 07/01/2051(B)	247,420	250,539
JPMorgan Wealth Management
Series 2020-ATR1, Class A3,
3.00% (A), 02/25/2050 (B)	257,074	263,872
Sequoia Mortgage Trust
Series 2013-7, Class A2,
3.00% (A), 06/25/2043	417,621	421,658
Towd Point HE Trust
Series 2021-HE1, Class A1,
0.92% (A), 02/25/2063 (B)	478,319	478,106

Total Mortgage-Backed Securities (Cost $2,596,035)		2,566,434

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
Massachusetts - 0.0% (E)
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	35,000	35,106

New York - 0.5%
Metropolitan Transportation Authority, Revenue Bonds,
6.55%, 11/15/2031	340,000	428,863
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
6.27%, 08/01/2039	500,000	502,701

		931,564

Transamerica Series Trust	Page 5

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon - 0.1%
Hillsboro School District No. 1, General Obligation Limited,
4.36%, 06/30/2034	$ 200,000	$ 218,338

Total Municipal Government Obligations (Cost $1,162,291)		1,185,008

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.6%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2041	747,127	756,526
2.50%, 02/01/2032 - 06/01/2035	531,541	553,075
3.00%, 09/01/2042 - 10/01/2046	1,906,096	2,013,809
3.50%, 11/01/2040 - 12/01/2047	1,132,082	1,214,912
4.00%, 04/01/2033 - 03/01/2047	417,009	449,094
4.50%, 02/01/2025 - 05/01/2048	575,621	639,142
5.50%, 01/01/2037	37,689	44,133
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.65%, 08/25/2026	500,000	535,487
2.98%, 11/25/2025	339,638	364,348
3.12%, 06/25/2027	750,000	821,180
Federal Home Loan Mortgage Corp. REMIC
5.00%, 07/15/2036	133,377	150,854
Federal National Mortgage Association
2.42% (A), 03/25/2023	248,093	254,974
2.50%, 06/01/2031	347,871	362,010
2.96% (A), 09/25/2027	609,145	654,238
3.00%, 12/01/2028 - 03/01/2043	2,072,066	2,192,741
3.10% (A), 07/25/2024	315,215	336,537
3.14% (A), 11/25/2027	500,000	527,681
3.50%, 12/01/2031 - 08/01/2049	1,474,822	1,579,096
4.00%, 02/01/2035 - 12/01/2046	1,000,626	1,097,735
4.50%, 03/01/2039 - 07/01/2041	74,423	83,514
Federal National Mortgage Association REMIC
1.38%, 09/25/2027	719,800	731,110
3.50%, 04/25/2031	241,551	261,220
FREMF Mortgage Trust
Series 2015-K721, Class B,
3.56% (A), 11/25/2047 (B)	274,000	283,777
Government National Mortgage Association
3.50%, 12/15/2042	60,386	64,910
4.00%, 12/15/2039	7,228	7,954
4.50%, 08/15/2040	4,024	4,520

Total U.S. Government Agency Obligations (Cost $15,463,892)		15,984,577

U.S. GOVERNMENT OBLIGATIONS - 16.2%
U.S. Treasury - 15.9%
U.S. Treasury Bond
2.00%, 02/15/2050	500,000	455,859
2.50%, 02/15/2045	1,000,000	1,018,398
2.75%, 08/15/2042 (C)	750,000	802,852
2.75%, 11/15/2042	800,000	855,563
3.00%, 05/15/2047	900,000	1,004,379
3.38%, 11/15/2048	250,000	299,365
3.75%, 08/15/2041	250,000	310,205
4.38%, 05/15/2041	500,000	672,109
U.S. Treasury Note
0.38%, 01/31/2026	2,000,000	1,949,375
0.38%, 09/30/2027 (C)	2,000,000	1,880,781

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
0.63%, 08/15/2030 (C)	$ 750,000	$ 679,102
1.50%, 08/15/2026	5,000,000	5,118,555
1.63%, 08/15/2022 (C)	2,000,000	2,040,859
2.00%, 02/15/2023 - 08/15/2025 (C)	7,250,000	7,530,947
2.13%, 03/31/2024	2,000,000	2,104,844
2.38%, 05/15/2027 (C)	3,000,000	3,204,727
2.63%, 02/15/2029 (C)	1,250,000	1,351,074
2.88%, 05/15/2028 (C)	2,000,000	2,197,188

		33,476,182

U.S. Treasury Inflation-Protected Securities - 0.3%
U.S. Treasury Inflation-Indexed Note
0.13%, 10/15/2024	509,705	551,178

Total U.S. Government Obligations (Cost $33,491,188)		34,027,360

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (F)	380,580	380,580

Total Other Investment Company (Cost $380,580)		380,580

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
Fixed Income Clearing Corp., 0.00% (F), dated 03/31/2021, to be repurchased at $7,559,410 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $7,710,685.	$ 7,559,410	7,559,410

Total Repurchase Agreement (Cost $7,559,410)		7,559,410

Total Investments (Cost $181,666,997)		209,353,205
Net Other Assets (Liabilities) - 0.3%		558,540

Net Assets - 100.0%		$ 209,911,745

Transamerica Series Trust	Page 6

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$94,796,938	$—	$—	$94,796,938
Asset-Backed Securities	—	5,784,525	—	5,784,525
Corporate Debt Securities	—	47,068,373	—	47,068,373
Mortgage-Backed Securities	—	2,566,434	—	2,566,434
Municipal Government Obligations	—	1,185,008	—	1,185,008
U.S. Government Agency Obligations	—	15,984,577	—	15,984,577
U.S. Government Obligations	—	34,027,360	—	34,027,360
Other Investment Company	380,580	—	—	380,580
Repurchase Agreement	—	7,559,410	—	7,559,410

Total Investments	$95,177,518	$114,175,687	$—	$209,353,205

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the total value of 144A securities is $13,451,803, representing 6.4% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,562,795, collateralized by cash collateral of $380,580 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $12,439,281. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Rates disclosed reflect the yields at March 31, 2021.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

Transamerica Series Trust	Page 7

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Page 8

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 9